15 Investment Properties	12 Months Ended
Dec. 31, 2020
Investment property [abstract]
Investment Properties
15	Investment Properties

Investment properties are measured at historical cost, including transaction costs, net of accumulated depreciation, and/or impairment losses, if any. The cost of investment properties acquired in a business combination is calculated by fair value, pursuant to IFRS 3 – Business combination.

Investment properties are written-off when sold or when they are no longer used and no future economic benefit is expected from its sale. An investment property is also transferred when there is an intention to sell, in this case, it is classified as non-current assets held for sale. The difference between the net amount obtained from the sale and the asset’s carrying amount is recognized in the statement of operations for the year in which the asset is disposed of.

The investment properties of the Company correspond to commercial areas and plots of land held for income generation or price future appreciation.

The fair value of investment properties is measured based on the third parties’ valuation.

	As of December 31, 2019	Impairm- ent	Addit- ions	Depreci- ation	Currency translation adjustment	Transf- ers	Discontin- ued operation	As of December 31, 2020

Land	656	(10)	—	—	149	(32)	(763)	—
Buildings	2,385	(10)	6	(62)	555	(16)	(2,858)	—
Construction in progress	10	—	8	—	3	(3)	(18)	—
Total	3,051	(20)	14	(62)	707	(51)	(3,639)	—

	As of December 31, 2018	Additions	Depreciation	Business combinations	Currency translation adjustment	Transfers	As of December 31, 2019

Land	—	2	—	643	11	—	656
Buildings	—	10	(4)	2,320	44	15	2,385
Construction In Progress	—	—	—	10	—	—	10
Total	—	12	(4)	2,973	55	15	3,051

	As of December 31, 2019
	Historical cost	Accumulated depreciation	Residual value
Land	656	—	656
Buildings	2,400	(15)	2,385
Construction in progress	10	—	10
Total	3,066	(15)	3,051

During December 2019, the net result generated by investment properties owned by Éxito Group are as follows:

As of December 31, 2019
Lease Revenue	31
Operating expenses related to investment properties that generate revenues	(4)
Operating expenses related to investment properties that do not generate revenues	(12)
Net revenue generated by investment properties	15

As of December 31, 2019, the fair value of investment properties was only comprised of balances of Éxito Group amounting R$3,051.